Environmental and Legal Contingencies (Details 2) - USD ($) $ in Millions	1 Months Ended
	Mar. 31, 2014	Dec. 31, 2017	Dec. 31, 2016
Accrued Liabilities [Member]
Accrued liabilities		$ 8.5	$ 7.3
Other Noncurrent Liabilities [Member]
Other non-current liabilities		$ 35.4	$ 39.9
Antitrust Case [Member]
Payments for Legal Settlements	$ 5.8